Expected credit loss measurement - On-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	$ (1,165)	$ (1,468)	$ (1,029)
Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	746,638	695,603
Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	737,794	687,345
Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	192,817	158,231
Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	15,480	15,444
Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Table]
Financial assets	75,012	74,210
Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	30,514	32,737
Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	397,761	379,528
Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	152,479	148,175
Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	43,945	43,429
Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	13,990	15,161
Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	14,004	14,872
Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	149,283	133,850
Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,716	1,558
Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,813	3,269
Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	26,209	27,194
Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,453	2,569
Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	8,844	8,258
Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(282)	(306)	(181)
Twelve-month expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	728,923	672,021
Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	720,079	663,763
Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	192,817	158,231
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	15,453	15,260
Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Table]
Financial assets	75,012	74,210
Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	30,514	32,737
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	380,564	356,948
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	143,505	138,769
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	40,463	37,568
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	12,643	12,658
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	12,076	11,990
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	149,255	133,795
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,345	1,198
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,799	3,214
Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	25,718	26,377
Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,184	1,982
Twelve-month expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	8,844	8,258
Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(220)	(333)	(160)
Lifetime expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(71)
Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(43)
Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(55)
Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(30)
Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(11)
Lifetime expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	15,948	20,873
Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	15,948	20,873
Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	26	184
Lifetime expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	15,620	20,341
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	8,262	8,448
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,472	5,838
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,037	2,029
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,492	2,254
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	342	330
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	7	43
Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	302	348
Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	106	137
Lifetime expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(662)	(829)	(688)
Lifetime expected credit losses | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,767	2,709
Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,767	2,709
Lifetime expected credit losses | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1	0
Lifetime expected credit losses | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Lifetime expected credit losses | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,577	2,240
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	711	959
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	9	23
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	310	474
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	436	628
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	27	55
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	29	30
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	7	12
Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	189	469
Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	163	450
Lifetime expected credit losses | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Gross carrying amount | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	747,606	696,815
Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	738,762	688,556
Gross carrying amount | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	192,817	158,231
Gross carrying amount | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	15,488	15,460
Gross carrying amount | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Table]
Financial assets	75,014	74,212
Gross carrying amount | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	30,514	32,737
Gross carrying amount | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	398,611	380,589
Gross carrying amount | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	152,610	148,341
Gross carrying amount | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	44,004	43,492
Gross carrying amount | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	14,161	15,440
Gross carrying amount | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	14,263	15,183
Gross carrying amount | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	149,316	133,886
Gross carrying amount | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,752	1,596
Gross carrying amount | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,927	3,375
Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	26,318	27,327
Gross carrying amount | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,539	2,677
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	192,817	158,231
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	15,460	15,269
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Table]
Financial assets	75,014	74,212
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	30,514	32,737
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	380,690	357,090
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	143,533	138,803
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	40,483	37,583
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	12,665	12,684
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	12,095	12,010
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	149,261	133,800
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,355	1,209
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,805	3,219
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	25,745	26,410
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,203	2,009
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	27	189
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	15,773	20,556
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	8,333	8,540
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,512	5,883
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,053	2,069
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,507	2,277
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	351	342
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	7	43
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	309	357
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	109	142
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1	1
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,148	2,943
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	744	998
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	10	27
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	443	686
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	661	896
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	55	86
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	46	46
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	115	113
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	264	560
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	226	526
Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(969)	(1,211)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(969)	(1,211)
Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Allowance for expected credit loss | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(8)	(16)
Allowance for expected credit loss | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(2)	(2)
Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(850)	(1,060)
Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(132)	(166)
Allowance for expected credit loss | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(60)	(63)
Allowance for expected credit loss | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(170)	(279)
Allowance for expected credit loss | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(259)	(310)
Allowance for expected credit loss | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(33)	(36)
Allowance for expected credit loss | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(36)	(38)
Allowance for expected credit loss | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(114)	(106)
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(109)	(133)
Allowance for expected credit loss | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(86)	(108)
Allowance for expected credit loss | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(161)	(187)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(161)	(187)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(7)	(9)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(2)	(2)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(126)	(142)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(28)	(35)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(19)	(15)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(22)	(27)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(19)	(19)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(6)	(5)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(10)	(11)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(6)	(5)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(27)	(34)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(19)	(27)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(160)	(229)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(160)	(229)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(1)	(5)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(152)	(215)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(71)	(93)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(40)	(44)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(16)	(40)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(15)	(23)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(9)	(11)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(7)	(9)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(3)	(5)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(647)	(795)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(647)	(795)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	(1)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(572)	(703)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(33)	(39)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	(4)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(133)	(212)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(225)	(268)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(28)	(31)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(17)	(16)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(108)	(101)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(76)	(90)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(63)	(76)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(1,165)	(1,468)	(1,029)
UBS AG | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	747,477	696,976
UBS AG | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	738,632	688,717
UBS AG | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	192,817	158,231
UBS AG | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	15,360	15,344
UBS AG | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Table]
Financial assets	75,012	74,210
UBS AG | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	30,514	32,737
UBS AG | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	398,693	380,977
UBS AG | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	152,479	148,175
UBS AG | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	43,945	43,429
UBS AG | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	13,990	15,161
UBS AG | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	14,004	14,872
UBS AG | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	149,283	133,850
UBS AG | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,716	1,558
UBS AG | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,813	3,269
UBS AG | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	26,236	27,219
UBS AG | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,453	2,569
UBS AG | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	8,844	8,258
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(282)	(306)	(181)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	729,762	673,394
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	720,917	665,135
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	192,817	158,231
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	15,333	15,160
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Table]
Financial assets	75,012	74,210
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	30,514	32,737
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	381,496	358,396
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	143,505	138,769
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	40,463	37,568
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	12,643	12,658
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	12,076	11,990
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	149,255	133,795
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,345	1,198
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,799	3,214
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	25,746	26,401
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,184	1,982
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	8,844	8,258
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(220)	(333)	(160)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(71)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(43)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(55)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(30)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(11)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	15,948	20,873
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	15,948	20,873
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	26	184
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	15,620	20,341
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	8,262	8,448
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,472	5,838
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,037	2,029
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,492	2,254
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	342	330
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	7	43
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	302	348
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	106	137
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(662)	(829)	$ (688)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,767	2,709
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,767	2,709
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,577	2,240
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	711	959
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	9	23
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	310	474
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	436	628
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	27	55
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	29	30
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	7	12
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	189	469
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	163	450
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	748,445	698,187
UBS AG | Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	739,601	689,929
UBS AG | Gross carrying amount | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	192,817	158,231
UBS AG | Gross carrying amount | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	15,368	15,360
UBS AG | Gross carrying amount | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Table]
Financial assets	75,014	74,212
UBS AG | Gross carrying amount | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	30,514	32,737
UBS AG | Gross carrying amount | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	399,543	382,036
UBS AG | Gross carrying amount | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	152,610	148,341
UBS AG | Gross carrying amount | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	44,004	43,492
UBS AG | Gross carrying amount | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	14,161	15,440
UBS AG | Gross carrying amount | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	14,263	15,183
UBS AG | Gross carrying amount | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	149,316	133,886
UBS AG | Gross carrying amount | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,752	1,596
UBS AG | Gross carrying amount | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,927	3,375
UBS AG | Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	26,346	27,352
UBS AG | Gross carrying amount | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,539	2,677
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	192,817	158,231
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	15,340	15,170
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Table]
Financial assets	75,014	74,212
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	30,514	32,737
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	381,622	358,538
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	143,533	138,803
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	40,483	37,583
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	12,665	12,684
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	12,095	12,010
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	149,261	133,800
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,355	1,209
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,805	3,219
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	25,772	26,435
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,203	2,009
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	27	189
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	15,773	20,556
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	8,333	8,540
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,512	5,883
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,053	2,069
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,507	2,277
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	351	342
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	7	43
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	309	357
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	109	142
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1	1
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,148	2,943
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	744	998
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	10	27
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	443	686
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	661	896
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	55	86
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	46	46
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	115	113
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	264	560
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	226	526
UBS AG | Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(969)	(1,211)
UBS AG | Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(969)	(1,211)
UBS AG | Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(8)	(16)
UBS AG | Allowance for expected credit loss | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(2)	(2)
UBS AG | Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(850)	(1,060)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(132)	(166)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(60)	(63)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(170)	(279)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(259)	(310)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(33)	(36)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(36)	(38)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(114)	(106)
UBS AG | Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(109)	(133)
UBS AG | Allowance for expected credit loss | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(86)	(108)
UBS AG | Allowance for expected credit loss | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(161)	(187)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(161)	(187)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(7)	(9)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(2)	(2)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(126)	(142)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(28)	(35)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(19)	(15)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(22)	(27)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(19)	(19)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(6)	(5)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(10)	(11)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(6)	(5)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(27)	(34)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(19)	(27)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(160)	(229)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(160)	(229)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(1)	(5)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(152)	(215)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(71)	(93)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(40)	(44)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(16)	(40)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(15)	(23)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(9)	(11)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(7)	(9)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(3)	(5)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(647)	(795)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(647)	(795)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	(1)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(572)	(703)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(33)	(39)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	(4)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(133)	(212)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(225)	(268)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(28)	(31)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(17)	(16)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(108)	(101)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(76)	(90)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(63)	(76)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 0	$ 0